Segments - Reconciliation Property Plant and Equipment, US and Foreign Jurisdictions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 146,557	$ 122,831
U.S.
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	89,114	100,716
Foreign
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 57,443	$ 22,115